SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
The following table provides a reconciliation of the redeemable non-controlling interests:

January 1, 2015	$2,930
Net income attributable to redeemable non-controlling interest	639
Increase in redeemable non-controlling interest as part of acquisitions	4,159
Decrease in redeemable non-controlling interest due to change in ownership in subsidiaries	378
Dividend in Redeemable Non-controlling interest	(2,294)
Foreign currency translation adjustments	(67)

December 31, 2015	$5,745

Property, Plant and Equipment [Table Text Block]
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 15 (mainly 7)
Motor vehicles	7
Software	3 – 5 (mainly 5)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value for the Company's stock options granted to employees and directors was estimated using the following assumptions:

2014

Dividend yield	0%
Expected volatility	32% - 59%
Risk-free interest rate	0.1% - 2.6%
Expected forfeiture (employees)	-
Expected forfeiture (executives)	-
Contractual term of up to	10 years
Suboptimal exercise multiple (employees)	-
Suboptimal exercise multiple (executives)	2

Schedule Of Stock Based Compensation Expense [Table Text Block]
During the years ended December 31, 2013, 2014 and 2015, the Company recognized stock-based compensation expense related to employee stock options in the amount of $  325, $ 1,557 and $ 234, respectively, as follows:

	Year ended December 31,
	2013	2014	2015

Cost of revenue	$11	$30	$31
Research and development	67	29	48
Selling and marketing	85	220	137
General and administrative	162	1,278	18

Total stock-based compensation expense	$325	$1,557	$234

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following tables present fair value amounts and gains and losses of derivative instruments and related hedged items:

	Fair values of derivative instruments
	Assets
	Balance	December 31,
	sheet item	2014	2015
Assets

Derivatives not designated as hedging	"Other accounts receivable and prepaid expenses"	$9	$-

Total derivatives		$9	$-

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
		Gain
		recognized in the
	Statements	statements of income
	of	Year ended December 31,
	income item	2013	2014	2015

Derivatives not designated as hedging:
Foreign exchange forward contracts	"Financial expenses, net"	139	24	69

Total derivatives		$139	$24	$69